The Hartford Mutual Funds, Inc.

690 Lee Road

Wayne, Pennsylvania 19087

December 17, 2021

Via Electronic Transmission

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Hartford Mutual Funds, Inc., File Nos. 333-02381/811-07589

Dear Sir or Madam:

Included herewith for filing on behalf of The Hartford Mutual Funds, Inc. (the “Company”), pursuant to Rule 485(a)(l) under the Securities Act of 1933, as amended (the “1933 Act”), is one copy, including exhibits, of Post-Effective Amendment No. 173 under the 1933 Act to the Company’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed in connection with changes to the name, investment objective, principal investment strategy, and principal risks of Hartford Sustainable Municipal Bond Fund (the “Fund”), a series of the Company, which could be construed as material. With respect to the Fund, these changes took effect on April 30, 2021, and shareholders of the Fund have been notified of the changes via a prospectus supplement dated March 1, 2021.

Pursuant to Rule 485(a)(l), the Company has designated on the facing sheet to the Registration Statement that the Amendment become effective on February 28, 2022. No fee is required in connection with this filing. Please contact the undersigned at (610) 368-4077 or John V. O’Hanlon (Dechert LLP) at (617) 728-7111 with any comments or questions concerning this Amendment. Thank you in advance for your consideration.

Sincerely,

/s/ Lisa D. Zeises
Lisa D. Zeises
Assistant Secretary

cc:	John V. O’Hanlon
Alexander C. Karampatsos